ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2015
CAH and WHT [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations

RMB
Current assets	122,280
Property, plant and equipment, net	620,883
Goodwill	292,885
Acquired intangible assets, net	28,929
Prepaid land lease payments	85,061
Indemnification assets, non-current portion	59,518
Loan to a non-controlling shareholder	72,609
Other non-current assets	40,651
Current liabilities	(483,969)
Non-current liabilities	(175,041)
Non-controlling interests	(304,370)

Net assets disposed	359,436

Schedule of Gain Realized on Disposal

RMB
Consideration	397,923
Disposition of net assets	359,436

Gain on disposal of CAH and WHT	38,487

Reconciliation of Net Income from Discontinued Operations

	For the years ended December 31,
	2013	2014
	RMB ('000)	RMB('000)
Major line items constituting pretax profit of discontinued operations:
Revenues	417,511	489,787
Cost of revenues	(369,295)	(435,785)
Selling, general and administrative expenses	(23,782)	(20,210)
Interest expense	(10,143)	(11,519)
Interest income	7,884	7,161
Other income	633	3,098
Pretax profit of discontinued operations	22,808	32,532

Pretax profit of discontinued operations attributable to noncontrolling interests	14,037	10,729
Pretax profit of discontinued operations attributable to ordinary shareholders	8,771	21,803
	22,808	32,532

Pretax gain on the disposal of discontinued operations	-	38,487
Total pretax gain on discontinued operations	22,808	71,019

Income tax expense	(12,043)	(45,543)
Net income from discontinued operations	10,765	25,476

Net income (loss) from discontinued operations attributable to noncontrolling interests	6,625	(4,291)
Net income from discontinued operations attributable to ordinary shareholders	4,140	29,767
	10,765	25,476

Summary of Cash Flows from Discontinued Operations

	For the years ended December 31
	2013	2014
	RMB	RMB
Net cash generated from operating activities	85,867	61,372
Net cash used in investing activities	(46,461)	(43,420)
Net cash (used in) generated from financing activities	(38,153)	10,627
Net increase in cash	1,253	28,579
Cash at beginning of the year	7,495	8,748
Cash at end of the year	8,748	37,327

JWYK [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations
	RMB	US$
Current assets	5,335	824
Property, plant and equipment, net	2,470	381
Current liabilities	(2,026)	(313)
Net assets disposed	5,779	892

Schedule of Gain Realized on Disposal
	RMB	US$
Consideration (20% of Allcure Information)	22,160	3,421
Disposition of net assets	5,779	892
Gain on disposal of JWYK	16,381	2,529

CHS [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
	RMB	US$
Purchase consideration	253,499	29,134
Current assets	9,578	1,479
Property and equipment, net	260,321	40,187
Intangible assets	3,094	478
Current liabilities	(8,528)	(1,316)
Deferred tax assets	2,452	379
Deferred tax liabilities	(588)	(91)
Gain on bargain purchase	(12,830)	(1,980)

Schedule of pro forma results
	Unaudited Supplemental Pro Forma
	For the year ended December 31
	2014	2015	2015
	RMB	RMB	US$
Net revenues	643,764	625,479	96,556
Net income	25,119	165,626	25,568

Schedule of actual results from acquisition date
	For the Years Ended December 31,2015
	RMB	US$
Net revenues	18,739	2,893
Net loss	(39,628)	(6,118)